Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current taxes:[Abstract]
Federal											$ 901.9		$ 731.5		$ 935.8
State											55.7		48.4		101.0
Total current taxes											957.6		779.9		1,036.8
Deferred taxes (benefits):[Abstract]
Deferred Federal											63.0		112.8		50.0
Deferred State											8.0		(5.2)		5.3
Total deferred income taxes											71.0		107.6		55.3
Income taxes	166.6		287.7	314.5	259.8	101.0		275.1	238.1	273.3	1,028.6		887.5		1,092.1
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income before income taxes											2,940.5		2,545.4		3,077.8
Tax rate											35.00%		35.00%		35.00%
Application of the tax rate											1,029.2		890.9		1,077.2
Tax effect of: [Abstract]
Other, net											(0.6)		(3.4)		14.9
Income taxes	166.6		287.7	314.5	259.8	101.0		275.1	238.1	273.3	1,028.6		887.5		1,092.1
Deferred tax assets: [Abstract]
Reserve for anticipated future losses on discontinued products	225.2					157.4					225.2		157.4
Employee and postretirement benefits	130.9					474.1					130.9		474.1
Investments, net	76.0					79.2					76.0		79.2
Deferred policy acquisition costs	21.9					28.5					21.9		28.5
Insurance reserves	237.4					166.8					237.4		166.8
Debt fair value adjustment	62.0					0					62.0		0
Net operating losses	176.2					134.8					176.2		134.8
Severance and facilities	30.1					20.4					30.1		20.4
Litigation-related settlement	43.5					43.0					43.5		43.0
Other	106.3					77.6					106.3		77.6
Gross deferred tax assets	1,109.5					1,181.8					1,109.5		1,181.8
Less: Valuation allowance	139.3					134.4					139.3		134.4
Deferred tax assets, net of valuation allowance	970.2					1,047.4					970.2		1,047.4
Deferred tax liabilities: [Abstract]
Unrealized gains on investment securities	192.8					458.9					192.8		458.9
Goodwill and other acquired intangible assets	861.9					400.9					861.9		400.9
Cumulative depreciation and amortization	258.2					234.6					258.2		234.6
Total gross deferred tax liabilities	1,312.9					1,094.4					1,312.9		1,094.4
Net deferred tax assets (1)	(342.7)	[1]				(47.0)	[1]				(342.7)	[1]	(47.0)	[1]
Classified as current assets	521.5					426.5					521.5		426.5
Classified as noncurrent assets (liabilities)	864.2					473.5					864.2		473.5
Net income taxes paid											$ 891.0		$ 741.0		$ 899.0

[1]	Includes $521.5 million and $426.5 million classified as current assets at December 31, 2013 and 2012, respectively. Includes $864.2 million and $473.5 million classified as long-term liabilities at December 31, 2013 and 2012, respectively.